Investments in Joint Ventures - Schedule of results of operations of the joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Revenue and Expenses
Revenues	$ 950.6	$ 869.2	$ 714.6
Expenses	487.1	426.9	365.0
Excess of revenues over expenses	$ 463.5	$ 442.3	$ 349.6